Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
AUSTRALIA | City of Greater Bendigo
Total			$ 150,000		$ 150,000
AUSTRALIA | Commonwealth of Australia
Total	$ 125,080,000				125,080,000
AUSTRALIA | Dja Dja Wurrung Clans Aboriginal Corporation
Total		$ 22,730,000	940,000		23,670,000
AUSTRALIA | Northern Territory Government, Australia
Total			4,420,000		4,420,000
AUSTRALIA | State Government of Victoria
Total	260,000	17,990,000	1,870,000		20,120,000
CANADA | Federal Government of Canada
Total	216,820,000	2,050,000	1,340,000		220,210,000
CANADA | Government of British Columbia
Total			170,000		170,000
CANADA | Government of Nunavut
Total	9,070,000		310,000		9,380,000
CANADA | Kitikmeot Inuit Association, Nunavut
Total			1,790,000		1,790,000
CANADA | Kivalliq Inuit Association, Nunavut
Total		34,720,000	13,060,000		47,780,000
CANADA | Nunavut Tunngavik Inc.
Total		28,250,000	970,000		29,220,000
CANADA | Apitipi Anicinapek Nation, Ontario
Total		7,940,000	900,000		8,840,000
CANADA | Beaverhouse First Nation, Ontario
Total		180,000	5,640,000		5,820,000
CANADA | Government of Ontario
Total	61,520,000		410,000		61,930,000
CANADA | Matachewan First Nation, Ontario
Total		2,270,000	780,000		3,050,000
CANADA | Metis Nation of Ontario
Total			200,000		200,000
CANADA | Moose Cree First Nation, Ontario
Total		2,520,000	16,730,000	$ 750,000	20,000,000
CANADA | Rainy River First Nations, Ontario
Total		280,000			280,000
CANADA | Taykwa Tagamou Nation, Ontario
Total			6,300,000		6,300,000
CANADA | Town of Cochrane, Ontario
Total			200,000		200,000
CANADA | Town of Kirkland Lake, Ontario
Total	2,850,000		500,000		3,350,000
CANADA | Abitibiwinni First Nation, Quebec
Total			7,350,000		7,350,000
CANADA | City of Malartic, Quebec
Total	5,040,000				5,040,000
CANADA | City of Val-dOr, Quebec
Total	820,000		560,000	230,000	1,610,000
CANADA | Government of Quebec
Total	154,320,000	1,010,000	2,610,000		157,940,000
CANADA | Kitcisakik Anicinape Community, Quebec
Total			930,000		930,000
CANADA | Lac Simon Anishnabe Nation Council, Quebec
Total			850,000		850,000
CANADA | Long Point First Nation, Quebec
Total			850,000		850,000
CANADA | Municipality of Preissac, Quebec
Total	840,000		290,000		1,130,000
CANADA | Municipality of Rouyn-Noranda, Quebec
Total	1,960,000		280,000		2,240,000
CANADA | Timiskaming First Nation, Quebec
Total		110,000			110,000
FINLAND | Government of Finland
Total	51,540,000	10,550,000	2,810,000		64,900,000
FINLAND | Kittila Municipality, Finland
Total	480,000		240,000		720,000
MEXICO | Government of Mexico
Total	$ 59,500,000	$ 7,700,000			67,200,000
MEXICO | Municipality of Ocampo, Mexico
Total			600,000	$ 100,000	700,000
MEXICO | Municipality of Temosachi, Mexico
Total			100,000		100,000
MEXICO | State of Chihuahua, Mexico
Total			200,000		200,000
UNITED STATES | State of Alaska, United States of America
Total			290,000		290,000
UNITED STATES | Government of the United States of America
Total			$ 1,990,000		$ 1,990,000